Accounting Policies - Common Stock (Details) shares in Millions	Dec. 31, 2024 shares
Dividend Reinvestment Plan
Reserved for Future Issuance [Abstract]
Common stock reserved for issuance (in shares)	0.1
Long-Term Incentive Plans
Reserved for Future Issuance [Abstract]
Common stock reserved for issuance (in shares)	0.4
Director Stock Purchase Plan
Reserved for Future Issuance [Abstract]
Common stock reserved for issuance (in shares)	0.1